UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor

         New York, NY  10022

13F File Number:  28-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

     /s/ Philip E. Richter     New York, NY     February 08, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $100,087 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      238     5148 SH       Sole                     5148        0        0
AMGEN INC                      COM              031162100      306     5404 SH       Sole                     5404        0        0
ANADARKO PETE CORP             COM              032511107      349     5597 SH       Sole                     5597        0        0
ANNALY CAP MGMT INC            COM              035710409     1547    89150 SH       Sole                    89150        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101     9843  1406078 SH       Sole                  1406078        0        0
APACHE CORP                    COM              037411105      836     8101 SH       Sole                     8101        0        0
AVATAR HLDGS INC               COM              053494100      220    12908 SH       Sole                    12908        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     4241   141225 SH       Sole                   141225        0        0
CAMECO CORP                    COM              13321l108     2089    64934 SH       Sole                    64934        0        0
CHIMERA INVT CORP              COM              16934Q109     1823   469752 SH       Sole                   469752        0        0
CLOROX CO DEL                  COM              189054109      342     5600 SH       Sole                     5600        0        0
COCA COLA CO                   COM              191216100      487     8550 SH       Sole                     8550        0        0
COLGATE PALMOLIVE CO           COM              194162103      661     8041 SH       Sole                     8041        0        0
CORE LABORATORIES N V          COM              N22717107     4337    36721 SH       Sole                    36721        0        0
COURIER CORP                   COM              222660102      221    15533 SH       Sole                    15533        0        0
CUSHING MLP TOTAL RETURN FD    COM SHS          231631102       93    10940 SH       Sole                    10940        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     8524   278739 SH       Sole                   278739        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109     3556    79071 SH       Sole                    79071        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     1401    44605 SH       Sole                    44605        0        0
EOG RES INC                    COM              26875p101     4329    44490 SH       Sole                    44490        0        0
EXXON MOBIL CORP               COM              30231G102     1381    20256 SH       Sole                    20256        0        0
FMC TECHNOLOGIES INC           COM              30249U101     5842   100998 SH       Sole                   100998        0        0
GENERAL ELECTRIC CO            COM              369604103      449    29664 SH       Sole                    29664        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      265     2028 SH       Sole                     2028        0        0
ISHARES INC                    MSCI TAIWAN      464286731     3356   258721 SH       Sole                   258721        0        0
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      208     2000 SH       Sole                     2000        0        0
JOHNSON & JOHNSON              COM              478160104      731    11349 SH       Sole                    11349        0        0
LILLY ELI & CO                 COM              532457108      318     8900 SH       Sole                     8900        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      285     4458 SH       Sole                     4458        0        0
MERCK & CO INC NEW             COM              58933y105      718    19642 SH       Sole                    19642        0        0
MFA FINANCIAL INC              COM              55272x102     6419   873390 SH       Sole                   873390        0        0
MICROSOFT CORP                 COM              594918104      683    22396 SH       Sole                    22396        0        0
ONEOK INC NEW                  COM              682680103     5479   122926 SH       Sole                   122926        0        0
PENN VA GP HLDGS L P           COM UNIT R LIM   70788P105      950    56935 SH       Sole                    56935        0        0
PEPSICO INC                    COM              713448108      561     9230 SH       Sole                     9230        0        0
PETROQUEST ENERGY INC          COM              716748108     2297   374660 SH       Sole                   374660        0        0
PFIZER INC                     COM              717081103      793    43593 SH       Sole                    43593        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     6191   117148 SH       Sole                   117148        0        0
PROCTER & GAMBLE CO            COM              742718109      258     4250 SH       Sole                     4250        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347r503     7942   151100 SH       Sole                   151100        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347r883     2108    60155 SH       Sole                    60155        0        0
QUESTAR CORP                   COM              748356102      262     6294 SH       Sole                     6294        0        0
REAVES UTIL INCOME FD          COM SH BEN INT   756158101     6768   364648 SH       Sole                   364648        0        0
ULTRA PETROLEUM CORP           COM              903914109      352     7065 SH       Sole                     7065        0        0
URANIUM RES INC                COM PAR $0.001   916901507       28    36500 SH       Sole                    36500        0        0